Operating Expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
German Govermental Plan
Disclosure of attribution of expenses by nature to their function [line items]
Employers contribution to pension plan percent	9.30%
Employers contribution to pension plan amount	€ 19.0	€ 17.5	€ 15.0
DC plans US
Disclosure of attribution of expenses by nature to their function [line items]
Employers contribution to pension plan amount	2.2	1.9	1.6
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	184.5	159.2	129.5
Logistics expenses	€ 148.4	€ 149.6	€ 89.4